Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (16.7%)
Alphabet, Inc. - Class A *	17,625	47,121
Alphabet, Inc. - Class C *	17,674	47,107
Facebook, Inc. - Class A *	232,959	79,064
The Walt Disney Co. *	228,123	38,591

Total		211,883

Consumer Discretionary (14.0%)
Alibaba Group Holding, Ltd., ADR *	258,674	38,297
Amazon.com, Inc. *	24,855	81,650
Starbucks Corp.	276,779	30,531
Yum China Holdings, Inc.	182,667	10,615
Yum! Brands, Inc.	135,071	16,520

Total		177,613

Consumer Staples (4.2%)
Colgate-Palmolive Co.	201,061	15,196
Monster Beverage Corp. *	439,248	39,019

Total		54,215

Energy (1.4%)
Schlumberger, Ltd.	594,106	17,609

Total		17,609

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials (2.9%)
FactSet Research Systems, Inc.	51,319	20,260
SEI Investments Co.	289,664	17,177

Total		37,437

Health Care (15.5%)
Cerner Corp.	149,878	10,569
Illumina, Inc. *	66,766	27,081
Intuitive Surgical, Inc. *	18,160	18,054
Novartis AG, ADR	398,709	32,607
Novo Nordisk A/S, ADR	147,124	14,125
Regeneron Pharmaceuticals, Inc. *	59,939	36,274
Roche Holding AG, ADR	663,347	30,162
Vertex Pharmaceuticals, Inc. *	156,611	28,408

Total		197,280

Industrials (8.7%)
The Boeing Co. *	228,613	50,281
Deere & Co.	97,320	32,609
Expeditors International of Washington, Inc.	229,372	27,325

Total		110,215

Information Technology (35.4%)
Autodesk, Inc. *	197,507	56,323
Automatic Data Processing, Inc.	46,100	9,216
Cisco Systems, Inc.	426,354	23,206

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	210,785	59,424
NVIDIA Corp.	398,821	82,620
Oracle Corp.	679,864	59,237
QUALCOMM, Inc.	187,790	24,221
salesforce.com, Inc. *	193,348	52,440
Visa, Inc. - Class A	297,350	66,235
Workday, Inc. - Class A *	69,038	17,252

Total		450,174

Total Common Stocks (Cost: $635,863)		1,256,426

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	14,632,999	14,633

Total		14,633

Total Short-Term Investments (Cost: $14,633)		14,633

Total Investments (100.0%) (Cost: $650,496)@		1,271,059

Other Assets, Less Liabilities (0.0%)		3

Net Assets (100.0%)		1,271,062

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $650,496 and the net unrealized appreciation of investments based on that cost was $620,563 which is comprised of $634,458 aggregate gross unrealized appreciation and $13,895 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,256,426	$—	$—
Short-Term Investments	14,633	—	—

Total Assets:	$1,271,059	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand